Insurance-related accounts - Summary of Liability for the Minimum Guarantee Benefit (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥) Age	Mar. 31, 2022 JPY (¥) Age
Disclosure of types of insurance contracts [line items]
Policyholders' account value	¥ 2,198,079	¥ 2,154,412
Net amount at risk	7,805,383	6,420,731
Liability for minimum guarantee benefit	117,226	100,774
Individual variable annuity contracts
Disclosure of types of insurance contracts [line items]
Policyholders' account value	419,628	467,924
Net amount at risk	78,322	58,961
Liability for minimum guarantee benefit	¥ 41,214	¥ 37,382
Average attained age | Age	64	63
Variable life insurance contracts
Disclosure of types of insurance contracts [line items]
Policyholders' account value	¥ 1,778,451	¥ 1,686,488
Net amount at risk	7,727,061	6,361,770
Liability for minimum guarantee benefit	¥ 76,012	¥ 63,392
Average attained age | Age	45	45